Shareholder's equity (Details 2) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earning per share
Profit (loss) attributable to shareholder´s	R$ 486,487	R$ (83,772)	R$ (54,573)
Weighted average number of ordinary shares outstanding (thousands)	80,170	82,349	82,444
Total dilution effect	1,076	0	0
Basic profit (loss) per share - R$	R$ 6.07	R$ (1.02)	R$ (0.66)
Diluted profit (loss) per share - R$	R$ 5.99	R$ (1.02)	R$ (0.66)
Performance Shares Units [Member]
Earning per share
Dilution effect	732	0	0
Long Term Investment [Member]
Earning per share
Dilution effect	344	0	0